Subsequent Event	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Event

Note 22 — Subsequent Event

During the first quarter of 2012, RAI announced that it has begun a comprehensive analysis of programs, activities and organizational structures within RAI and certain operating companies. This review is expected to be completed by the end of the first quarter, with the objective to reduce overall cost structures. Upon completion of the analysis, any resulting charges related to severance or other exit activities will be recognized, as appropriate.